Taxation (Income Tax, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax and tax rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Deferred tax liabilities related to withholding tax	$ 24,884	$ 22,356
Recognized tax payable	14,600
Net operating losses from PRC entities available to offset against future net profit for income tax purposes	110,900
Deferred tax assets generated from net operating losses offset by valuation allowance	$ 13,600
Hong Kong [Member]
Income tax and tax rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
Preferential withholding tax rate on dividends under China-HK Tax Agreement	5.00%
China [Member]
Income tax and tax rate [Line Items]
Statutory income tax rate	25.00%
Withholding tax rate	10.00%
China [Member] | High and new technology enterprises [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	15.00%
China [Member] | Software enterprises [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	12.50%
Income tax exemption period beginning with first profitable year	2 years
Tax rate reduction rate	50.00%
Preferential income tax rate period after income tax exemption	3 years
China [Member] | AmazGame [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	15.00%	10.00%	10.00%
China [Member] | Gamease [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	15.00%	15.00%	15.00%
China [Member] | Gamespace [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	12.50%
Tax rate reduction rate	50.00%
China [Member] | 7Road Technology [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	12.50%
Tax rate reduction rate	50.00%
China [Member] | Shanghai ICE [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate		12.50%	12.50%
Tax rate reduction rate		50.00%	50.00%